Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SMA Relationship Trust
Entity Central Index Key	0001225290
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007298
Shareholder Report [Line Items]
Fund Name	SMA Relationship Trust - Series M
Trading Symbol	SRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS AM for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Series M	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate (1-17) Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,188	$10,177	$10,195
2/28/2015	$10,033	$10,072	$10,064
3/31/2015	$10,055	$10,101	$10,094
4/30/2015	$10,015	$10,048	$10,037
5/31/2015	$9,992	$10,021	$10,008
6/30/2015	$10,015	$10,011	$9,999
7/31/2015	$10,102	$10,084	$10,079
8/31/2015	$10,144	$10,104	$10,107
9/30/2015	$10,226	$10,177	$10,197
10/31/2015	$10,280	$10,217	$10,237
11/30/2015	$10,353	$10,258	$10,268
12/31/2015	$10,461	$10,330	$10,340
1/31/2016	$10,600	$10,453	$10,493
2/29/2016	$10,616	$10,470	$10,506
3/31/2016	$10,659	$10,503	$10,519
4/30/2016	$10,740	$10,580	$10,598
5/31/2016	$10,755	$10,609	$10,596
6/30/2016	$10,949	$10,778	$10,760
7/31/2016	$10,943	$10,784	$10,769
8/31/2016	$10,964	$10,799	$10,768
9/30/2016	$10,930	$10,745	$10,723
10/31/2016	$10,820	$10,632	$10,605
11/30/2016	$10,404	$10,236	$10,175
12/31/2016	$10,532	$10,356	$10,312
1/31/2017	$10,574	$10,424	$10,382
2/28/2017	$10,639	$10,496	$10,451
3/31/2017	$10,671	$10,519	$10,474
4/30/2017	$10,751	$10,596	$10,568
5/31/2017	$10,918	$10,764	$10,742
6/30/2017	$10,873	$10,725	$10,691
7/31/2017	$10,953	$10,812	$10,776
8/31/2017	$11,034	$10,894	$10,847
9/30/2017	$10,989	$10,839	$10,777
10/31/2017	$10,991	$10,865	$10,796
11/30/2017	$10,906	$10,807	$10,699
12/31/2017	$11,008	$10,920	$10,815
1/31/2018	$10,874	$10,791	$10,674
2/28/2018	$10,828	$10,759	$10,632
3/31/2018	$10,841	$10,799	$10,665
4/30/2018	$10,814	$10,760	$10,629
5/31/2018	$10,924	$10,884	$10,743
6/30/2018	$10,934	$10,893	$10,753
7/31/2018	$10,966	$10,919	$10,783
8/31/2018	$10,989	$10,947	$10,803
9/30/2018	$10,922	$10,876	$10,729
10/31/2018	$10,865	$10,809	$10,669
11/30/2018	$10,998	$10,929	$10,804
12/31/2018	$11,131	$11,060	$10,947
1/31/2019	$11,245	$11,144	$11,055
2/28/2019	$11,318	$11,203	$11,115
3/31/2019	$11,487	$11,380	$11,266
4/30/2019	$11,531	$11,423	$11,290
5/31/2019	$11,697	$11,581	$11,443
6/30/2019	$11,743	$11,623	$11,486
7/31/2019	$11,848	$11,717	$11,592
8/31/2019	$12,035	$11,902	$11,753
9/30/2019	$11,926	$11,806	$11,636
10/31/2019	$11,930	$11,828	$11,660
11/30/2019	$11,943	$11,857	$11,685
12/31/2019	$11,984	$11,893	$11,724
1/31/2020	$12,225	$12,107	$11,941
2/29/2020	$12,394	$12,263	$12,069
3/31/2020	$12,004	$11,818	$11,757
4/30/2020	$11,839	$11,670	$11,673
5/31/2020	$12,290	$12,041	$12,093
6/30/2020	$12,334	$12,140	$12,111
7/31/2020	$12,535	$12,345	$12,297
8/31/2020	$12,453	$12,287	$12,219
9/30/2020	$12,454	$12,290	$12,228
10/31/2020	$12,422	$12,253	$12,181
11/30/2020	$12,614	$12,438	$12,351
12/31/2020	$12,668	$12,513	$12,393
1/31/2021	$12,719	$12,593	$12,434
2/28/2021	$12,501	$12,393	$12,209
3/31/2021	$12,562	$12,469	$12,274
4/30/2021	$12,665	$12,574	$12,368
5/31/2021	$12,703	$12,611	$12,385
6/30/2021	$12,741	$12,646	$12,398
7/31/2021	$12,834	$12,751	$12,511
8/31/2021	$12,795	$12,704	$12,470
9/30/2021	$12,690	$12,613	$12,364
10/31/2021	$12,674	$12,576	$12,323
11/30/2021	$12,775	$12,683	$12,418
12/31/2021	$12,790	$12,703	$12,440
1/31/2022	$12,454	$12,355	$12,069
2/28/2022	$12,414	$12,311	$12,036
3/31/2022	$12,058	$11,912	$11,641
4/30/2022	$11,786	$11,583	$11,329
5/31/2022	$11,969	$11,755	$11,532
6/30/2022	$11,830	$11,562	$11,394
7/31/2022	$12,103	$11,868	$11,715
8/31/2022	$11,878	$11,608	$11,462
9/30/2022	$11,562	$11,162	$11,046
10/31/2022	$11,528	$11,069	$11,005
11/30/2022	$11,893	$11,587	$11,480
12/31/2022	$11,926	$11,620	$11,542
1/31/2023	$12,205	$11,954	$11,864
2/28/2023	$11,958	$11,684	$11,579
3/31/2023	$12,207	$11,943	$11,857
4/30/2023	$12,181	$11,916	$11,807
5/31/2023	$12,082	$11,812	$11,659
6/30/2023	$12,163	$11,931	$11,758
7/31/2023	$12,189	$11,978	$11,799
8/31/2023	$12,068	$11,805	$11,624
9/30/2023	$11,855	$11,459	$11,274
10/31/2023	$11,793	$11,362	$11,214
11/30/2023	$12,276	$12,083	$11,908
12/31/2023	$12,522	$12,364	$12,199
1/31/2024	$12,502	$12,301	$12,120
2/29/2024	$12,505	$12,317	$12,122
3/31/2024	$12,490	$12,316	$12,102
4/30/2024	$12,391	$12,164	$11,927
5/31/2024	$12,366	$12,128	$11,817
6/30/2024	$12,523	$12,314	$12,004
7/31/2024	$12,612	$12,426	$12,117
8/31/2024	$12,679	$12,524	$12,232
9/30/2024	$12,768	$12,648	$12,347
10/31/2024	$12,614	$12,464	$12,133
11/30/2024	$12,786	$12,679	$12,323
12/31/2024	$12,676	$12,494	$12,160

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Series M	1.23%	1.13%	2.40%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal Managed Money Intermediate (1-17) Index	(0.32%)	0.73%	1.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 348,122,391
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$348,122,391
# of Portfolio Holdings	97
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Colorado	5.8%
Illinois	7.0%
Washington	10.1%
Texas	18.7%
New York	21.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Colorado State Education Loan Program, 5.000%, due 06/30/25	5.8%
Permanent University Fund - University of Texas System, 5.000%, due 07/01/37	4.2
New York City Transitional Finance Authority, 5.000%, due 02/01/46	3.4
County of King WA Sewer Revenue, 5.000%, due 07/01/47	3.2
State of Delaware, 5.000%, due 05/01/40	3.1

Material Fund Change [Text Block]